NOTE 13. Schedule of activities in the Earn-Out Obligation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Earn-Out Obligation, Beginning	$ 73,100	$ 0	$ 0
Increase in fair value during 2011 with a charge to the consolidated statement of operations and comprehensive income (loss)	17,300
Reclassification of Earn-Out Obligation from liability to equity for the amendments of earn-out provision	(90,400)
Earn-Out Obligation, Ending	$ 0	$ 0	$ 0